Loans	12 Months Ended
Mar. 31, 2023
Loans
9. Loans
Loan balances included Rs. 372,013.8 million and Rs. 1,927,514.2 million (US$ 23,451.9 million) as of March 31, 2022 and March 31, 2023, respectively, which have been provided as collateral for borrowings and are therefore restricted.
Loans by facility as of March 31, 2022 and March 31, 2023 were as follows:

	As of March 31,
	2022		2023		2023

	(In millions)
Retail loans:
Auto loans	Rs.	1,042,793.0	Rs.	1,221,097.6	US$	14,857.0
Personal loans/Credit cards		2,341,971.8		2,782,828.5		33,858.5
Retail business banking		2,617,087.1		3,378,625.2		41,107.5
Commercial vehicle and construction equipment finance		951,066.0		1,285,887.8		15,645.3
Housing loans		830,882.4		1,020,901.6		12,421.2
Other retail loans		1,526,734.4		1,817,239.6		22,110.2

Subtotal	Rs.	9,310,534.7	Rs.	11,506,580.3	US$	139,999.7
Wholesale loans	Rs.	5,099,009.3	Rs.	5,911,512.1	US$	71,925.0

Gross loans		14,409,544.0		17,418,092.4		211,924.7
Less: Allowance for credit losses		372,671.8		365,164.5		4,443.0

Total	Rs.	14,036,872.2	Rs.	17,052,927.9	US$	207,481.7

Loans, other than crop-related agricultural loans, are generally placed on non-accrual status and considered non-performing if principal or interest payments become 90 days past due and/or management deems the collectability of the principal and/or interest to be doubtful. Crop-related agricultural loans are generally placed on non-accrual status and considered non-performing if principal or interest payments become 366 days past due and/or management deems the collectability of the principal and/or interest to be doubtful. Loans are returned to accrual status when the principal and interest amounts contractually due are brought current.
The maturity of gross loans as of March 31, 2023 is set out below:

	As of March 31, 2023
	Wholesale loans		Retail loans		Total

	(In millions)
Maturity profile of loans:
Within one year	Rs.	1,790,721.1	Rs.	2,863,235.5	Rs.	4,653,956.6
Over one year through five years		2,966,781.3		7,396,855.6		10,363,636.9
Over five years		1,154,009.7		1,246,489.2		2,400,498.9

Total	Rs.	5,911,512.1	Rs.	11,506,580.3	Rs.	17,418,092.4

Total	US$	71,925.0	US$	139,999.7	US$	211,924.7

The following table provides details of age analysis of loans and finance receivable on non-accrual status as of March 31, 2022 and March 31, 2023.

	As of March 31, 2022
	31-90 days past due		Non-accrual/ 91 days or more past due		Current (1), (2)		Total		Finance receivable on non-accrual status

	(In millions)

Retail Loans
Auto loans	Rs.	6,536.5	Rs.	20,441.6	Rs.	1,015,814.9	Rs.	1,042,793.0	Rs.	20,441.6
Personal loans/Credit card		27,433.8		28,057.5		2,286,480.5		2,341,971.8		28,057.5
Retail business banking		18,242.9		35,820.2		2,563,024.0		2,617,087.1		35,820.2
Commercial vehicle and construction equipment finance		20,263.0		25,091.5		905,711.5		951,066.0		25,091.5
Housing loans		3,296.3		6,478.4		821,107.7		830,882.4		6,478.4
Other retail		18,009.8		49,459.2		1,459,265.4		1,526,734.4		49,459.2
Wholesale loans		8,455.4		31,921.1		5,058,632.8		5,099,009.3		31,921.1

Total	Rs.	102,237.7	Rs.	197,269.5	Rs.	14,110,036.8	Rs.	14,409,544.0	Rs.	197,269.5

(1)	Loans up to 30 days past due are considered current.
(2)	Includes crop-related agricultural loans with days past due less than 366 as they are not considered as non-performing of Rs. 34.2 billion.

	As of March 31, 2023
	31-90 days past due		Non-accrual/ 91 days or more past due		Current (1),(2)		Total		Finance receivable on non-accrual status

	(In millions)

Retail Loans
Auto loans	Rs.	5,738.3	Rs.	15,941.6	Rs.	1,199,417.7	Rs.	1,221,097.6	Rs.	15,941.6
Personal loans/Credit card		20,871.1		22,770.1		2,739,187.3		2,782,828.5		22,770.1
Retail business banking		21,241.0		43,937.8		3,313,446.4		3,378,625.2		43,937.8
Commercial vehicle and construction equipment finance		15,089.3		21,823.8		1,248,974.7		1,285,887.8		21,823.8
Housing loans		3,916.0		5,900.3		1,011,085.3		1,020,901.6		5,900.3
Other retail		30,007.7		56,822.9		1,730,409.0		1,817,239.6		56,822.9
Wholesale loans		3,905.0		33,512.3		5,874,094.8		5,911,512.1		33,512.3

Total	Rs.	100,768.4	Rs.	200,708.8	Rs.	17,116,615.2	Rs.	17,418,092.4	Rs.	200,708.8

Total	US$	1,226.0	US$	2,442.0	US$	208,256.7	US$	211,924.7	US$	2,442.0

(1)	Loans up to 30 days past due are considered current.
(2)	Includes crop-related agricultural loans with days past due less than 366 as they are not considered as non-performing of Rs. 31.8 billion.
From fiscal year 2020 the Bank has implemented the packages announced by RBI on account of the COVID-19 p andem
ic which grants temporary extensions in repayment obligations to the borrowers without any interest or financial concessions. While the moratorium allowed customers (from March to August 2020) to temporarily freeze loan repayments, the loan restructuring packages eased the burden of monthly repayments. The total balance outstanding of loan facilities restructured was Rs. 229.8 billion as of March 31, 2022 and Rs. 86.1 billion (US$ 1.1 billion) as of March 31, 2023. These restructured facilities as of March 31, 2022 included retail loans and wholesale loans of Rs. 220.0 billion and Rs. 9.8 billion
,
respectively
,
 and as of March 31, 2023 include
d
retail loans and wholesale loans of Rs. 81.4 billion and Rs. 4.7 billion respectively. As stipulated by regulatory guidance, the Bank does not place loans with deferrals granted due to COVID-19 on nonaccrual status where such loans are not otherwise reportable as nonaccrual and thus considered in the allowance for loan losses.

For retail loans
,
the policy and approval processes are designed to account for the Bank’s high volumes of relatively homogeneous, small value transactions in retail loans. There are product programs for each of these products, which define the target markets, credit philosophy and process, detailed underwriting criteria for evaluating individual credits, exception reporting systems and individual loan exposure caps. The quantitative parameters considered include income, residence stability and the nature of the employment/business, while the qualitative parameters include accessibility, contractibility and profile. The credit policies/product programs are based on a statistical analysis of the Bank’s experience and industry data, in combination with the judgment of the Bank’s senior officers. The Bank regularly mines data on its borrower account behavior as well as static data to monitor the portfolio performance of each product segment and uses these as inputs for revising the Bank’s product programs, target market definitions and credit assessment criteria to meet the Bank’s twin objectives of combining volume growth and maintenance of asset quality.
As an integral part of the credit process, the Bank has a credit rating model for its wholesale and retail credit segments. The Bank monitors credit quality within its segments based on primary credit quality indicators. This internal grading is updated at least annually. Disbursals under one-time restructurings are also included.
The amount of purchased financing receivables outstanding as of March 31, 2022 and March 31, 2023 was Rs. 836,172.8 million and Rs. 1,024,684.4 million, respectively.
The following table provides information on primary credit quality indicators as
o
f March 31, 2022:

	Term loans by origination
Credit quality indicators-Internally assigned grade	Prior		2018		2019		2020		2021		2022		Revolving loans		Revolving loans converted to term loans		Total
	(In millions)
Auto loans
Performing	Rs.	8,466.2	Rs.	42,634.8	Rs.	89,161.9	Rs.	169,606.1	Rs.	252,295.7	Rs.	455,114.6	Rs.	5,072.1	Rs.	—	Rs.	1,022,351.4
Non-performing		846.1		2,866.6		5,455.2		6,323.4		2,973.5		661.7		1,315.1		—		20,441.6

Subtotal	Rs.	9,312.3	Rs.	45,501.4	Rs.	94,617.1	Rs.	175,929.5	Rs.	255,269.2	Rs.	455,776.3	Rs.	6,387.2	Rs.	—	Rs.	1,042,793.0
Personal loans/Credit card
Performing	Rs.	1,374.4	Rs.	14,320.8	Rs.	67,477.1	Rs.	225,561.4	Rs.	336,526.1	Rs.	947,277.0	Rs.	381,900.4	Rs.	339,477.1	Rs.	2,313,914.3
Non-performing		201.7		910.2		4,184.4		7,967.1		3,931.7		1,722.7		6,405.6		2,734.1		28,057.5

Subtotal	Rs.	1,576.1	Rs.	15,231.0	Rs.	71,661.5	Rs.	233,528.5	Rs.	340,457.8	Rs.	948,999.7	Rs.	388,306.0	Rs.	342,211.2	Rs.	2,341,971.8
Retail business banking
Performing	Rs.	52,347.2	Rs.	78,959.8	Rs.	97,361.4	Rs.	151,964.0	Rs.	306,673.0	Rs.	569,687.0	Rs.	1,324,274.5	Rs.	—	Rs.	2,581,266.9
Non-performing		3,661.9		3,736.0		3,429.5		2,598.7		2,880.8		412.2		19,101.1		—		35,820.2

Subtotal	Rs.	56,009.1	Rs.	82,695.8	Rs.	100,790.9	Rs.	154,562.7	Rs.	309,553.8	Rs.	570,099.2	Rs.	1,343,375.6	Rs.	—	Rs.	2,617,087.1
Commercial vehicle and construction equipment finance
Performing	Rs.	1,837.4	Rs.	16,022.5	Rs.	69,418.2	Rs.	125,223.1	Rs.	185,561.0	Rs.	426,434.1	Rs.	101,478.2	Rs.	—	Rs.	925,974.5
Non-performing		210.8		1,391.5		6,224.5		8,010.6		3,883.8		651.3		4,719.0		—		25,091.5

Subtotal	Rs.	2,048.2	Rs.	17,414.0	Rs.	75,642.7	Rs.	133,233.7	Rs.	189,444.8	Rs.	427,085.4	Rs.	106,197.2	Rs.	—	Rs.	951,066.0
Housing loans
Performing	Rs.	301,103.3	Rs.	85,682.1	Rs.	127,339.2	Rs.	46,798.3	Rs.	0.6	Rs.	263,480.5	Rs.	—	Rs.	—	Rs.	824,404.0
Non-performing		1,597.6		504.1		1,472.2		2,193.9		512.8		197.8		—		—		6,478.4

Subtotal	Rs.	302,700.9	Rs.	86,186.2	Rs.	128,811.4	Rs.	48,992.2	Rs.	513.4	Rs.	263,678.3	Rs.	—	Rs.	—	Rs.	830,882.4
Other retail loans
Performing	Rs.	4,260.4	Rs.	11,266.3	Rs.	20,843.1	Rs.	51,074.6	Rs.	131,647.7	Rs.	567,032.4	Rs.	691,150.7	Rs.	—	Rs.	1,477,275.2
Non-performing		2,989.1		1,434.6		4,470.0		10,682.7		3,645.0		1,004.1		25,233.7		—		49,459.2

Subtotal	Rs.	7,249.5	Rs	12,700.9	Rs.	25,313.1	Rs.	61,757.3	Rs.	135,292.7	Rs.	568,036.5	Rs.	716,384.4	Rs.	—	Rs.	1,526,734.4

Total	Rs.	378,896.1	Rs.	259,729.3	Rs.	496,836.7	Rs.	808,003.9	Rs.	1,230,531.7	Rs.	3,233,675.4	Rs.	2,560,650.4	Rs.	342,211.2	Rs.	9,310,534.7

The following table provides information on primary credit quality indicators as of
March 31, 2023:

	Term loans by origination
Credit quality indicators- Internally assigned grade	Prior		2019		2020		2021		2022		2023		Revolving loans		Revolving loans converted to term loans		Total
	(In millions)
Auto loans
Performing	Rs.	14,387.2	Rs.	37,425.2	Rs.	90,148.4	Rs.	160,443.6	Rs.	308,076.9	Rs.	525,693.8	Rs.	68,980.9	Rs.	—	Rs.	1,205,156.0
Non-performing		1,129.9		2,324.4		3,858.8		2,875.4		1,990.0		748.9		3,014.2		—		15,941.6

Subtotal	Rs.	15,517.1	Rs.	39,749.6	Rs.	94,007.2	Rs.	163,319.0	Rs.	310,066.9	Rs.	526,442.7	Rs.	71,995.1	Rs.	—	Rs.	1,221,097.6
Personal loans/Credit card
Performing	Rs.	2,431.4	Rs.	20,673.2	Rs.	86,038.7	Rs.	155,911.2	Rs.	490,598.8	Rs.	1,206,873.5	Rs.	482,500.3	Rs.	315,031.3	Rs.	2,760,058.4
Non-performing		346.6		1,440.1		3,511.1		2,518.9		3,411.9		2,254.3		8,869.6		417.6		22,770.1

Subtotal	Rs.	2,778.0	Rs.	22,113.3	Rs.	89,549.8	Rs.	158,430.1	Rs.	494,010.7	Rs.	1,209,127.8	Rs.	491,369.9	Rs.	315,448.9	Rs.	2,782,828.5
Retail business banking
Performing	Rs.	75,583.1	Rs.	58,914.7	Rs.	94,372.2	Rs.	185,698.6	Rs.	412,305.0	Rs.	600,147.3	Rs.	1,907,666.5	Rs.	—	Rs.	3,334,687.4
Non-performing		4,851.6		2,996.8		2,847.2		4,136.3		1,558.3		218.4		27,329.2		—		43,937.8

Subtotal	Rs.	80,434.7	Rs.	61,911.5	Rs.	97,219.4	Rs.	189,834.9	Rs.	413,863.3	Rs.	600,365.7	Rs.	1,934,995.7	Rs.	—	Rs.	3,378,625.2
Commercial vehicle and construction equipment finance
Performing	Rs.	3,981.3	Rs.	19,618.5	Rs.	49,030.6	Rs.	92,773.8	Rs.	277,461.6	Rs.	629,405.5	Rs.	191,792.7	Rs.	—	Rs.	1,264,064.0
Non-performing		398.0		2,582.1		4,491.4		4,696.0		3,053.3		763.8		5,839.2		—		21,823.8

Subtotal	Rs.	4,379.3	Rs.	22,200.6	Rs.	53,522.0	Rs.	97,469.8	Rs.	280,514.9	Rs.	630,169.3	Rs.	197,631.9	Rs.	—	Rs.	1,285,887.8
Housing loans
Performing	Rs.	394,712.3	Rs.	160,447.9	Rs.	143,037.0	Rs.	120,214.8	Rs.	167,130.4	Rs.	29,458.9	Rs.	—	Rs.	—	Rs.	1,015,001.3
Non-performing		4,031.5		1,206.1		358.8		180.2		123.3		0.4		—		—		5,900.3

Subtotal	Rs.	398,743.8	Rs.	161,654.0	Rs.	143,395.8	Rs.	120,395.0	Rs.	167,253.7	Rs.	29,459.3	Rs.	—	Rs.	—	Rs.	1,020,901.6
Other retail loans
Performing	Rs.	5,564.3	Rs.	10,063.3	Rs.	18,382.0	Rs.	42,416.7	Rs.	150,038.1	Rs.	603,873.8	Rs.	930,078.5	Rs.	—	Rs.	1,760,416.7
Non-performing		3,000.6		3,254.9		11,339.9		3,171.9		2,261.4		971.8		32,822.4	—			56,822.9

Subtotal	Rs.	8,564.9	Rs.	13,318.2	Rs.	29,721.9	Rs.	45,588.6	Rs.	152,299.5	Rs.	604,845.6	Rs.	962,900.9	Rs.	—	Rs.	1,817,239.6
Total	Rs.	510,417.8	Rs.	320,947.2	Rs.	507,416.1	Rs.	775,037.4	Rs.	1,818,009.0	Rs.	3,600,410.4	Rs.	3,658,893.5	Rs.	315,448.9	Rs.	11,506,580.3

Total	US$	6,210.2	US$	3,904.9	US$	6,173.7	US$	9,429.8	US$	22,119.6	US$	43,806.0	US$	44,517.5	US$	3,838.0	US$	139,999.7

Wholesale Loans
The Bank has a process in place for grading each borrower according to its financial health and the performance of its business and each borrower is graded as pass/labeled/non-performing. Wholesale loans that are not non-performing are disclosed as pass or labeled and considered to be performing. Labeled loans are those with evidence of weakness where such exposures indicate deteriorating trends which if not corrected could adversely impact repayment of the obligations. The Bank’s model assesses the overall risk over four major categories: industry risk, business risk, management risk and financial risk. The inputs in each of the categories are combined to provide an aggregate numerical rating, which is a function of the aggregate weighted scores based on the assessment under each of these four risk categories.
The following table provides information on primary credit quality indicators as
o
f March 31, 2022.

	Term loans by origination
Credit quality indicators-Internally assigned grade	Prior		2018		2019		2020		2021		2022		Revolving Loans		Total
	(In millions)
Wholesale loans
Pass	Rs.	5,289.7	Rs.	186,145.4	Rs.	195,703.7	Rs.	421,349.1	Rs.	1,006,687.4	Rs.	2,232,372.3	Rs.	984,145.8	Rs.	5,031,693.4
Labeled		—		3,297.2		5,164.1		1,632.6		4,045.0		11,447.4		9,808.5		35,394.8
Non-performing		569.7		4,666.1		5,833.7		361.1		479.0		1,301.6		18,709.9		31,921.1

Total	Rs.	5,859.4	Rs.	194,108.7	Rs.	206,701.5	Rs.	423,342.8	Rs.	1,011,211.4	Rs.	2,245,121.3	Rs.	1,012,664.2	Rs.	5,099,009.3

The following table provides information on primary credit quality indicators as of
March 31, 2023.

	Term loans by origination
Credit quality indicators- Internally assigned grade	Prior		2019		2020		2021		2022		2023		Revolving Loans		Total

	(In millions)
Wholesale loans
Pass	Rs.	130,723.1	Rs.	135,400.3	Rs.	321,191.0	Rs.	708,309.0	Rs.	1,244,766.9	Rs.	1,471,254.9	Rs.	1,841,015.5	Rs.	5,852,660.7
Labeled		2,625.3		1,586.9		635.7		4,200.8		5,946.5		795.3		9,548.6		25,339.1
Non-performing		3,830.5		1,914.3		66.1		326.4		6,297.4		39.1		21,038.5		33,512.3

Total	Rs.	137,178.9	Rs.	138,901.5	Rs.	321,892.8	Rs.	712,836.2	Rs.	1,257,010.8	Rs.	1,472,089.3	Rs.	1,871,602.6	Rs.	5,911,512.1

Total	US$	1,669.0	US$	1,690.0	US$	3,916.4	US$	8,673.0	US$	15,294.0	US$	17,910.8	US$	22,771.7	US$	71,925.0

Non-performing loans by industry as of March 31, 2022 and March 31, 2023 are as follows:

	As of March 31, 2022
	(In millions)
Gross non-performing loans by industry:
— Consumer Loans	Rs.	35,554.7
— Agri Production—Food		23,569.7
— Retail Trade		15,124.1
— Agri Allied		13,255.0
— Road Transportation		12,961.6
— Consumer services		10,352.3
— Others (none greater than 5% of non-performing loans)		86,452.1

Total	Rs.	197,269.5

	As of March 31, 2023
	(In millions)
Gross non-performing loans by industry:
— Consumer Loans	Rs.	34,684.8	US$	422.0
— Agri Production—Food		28,222.2		343.4
— Retail Trade		15,044.4		183.0
— Agri Allied		13,426.1		163.4
— Consumer services		11,505.0		140.0
— Road Transportation		10,031.1		122.0
— Others (none greater than 5% of non-performing loans)		87,795.2		1,068.2

Total		Rs.200,708.8	US$	2,442.0

Summary information relating to interest income recognized on non-performing loans during the fiscal years ended March 31, 2021, March 31, 2022 and March 31, 2023 is as follows:

	Fiscal year ended March 31,
	2021		2022		2023		2023

	(In millions)
Interest income recognized on non-performing loans	Rs.	7,025.3	Rs.	11,881.0	Rs.	7,738.0	US$	94.1

A loan is collateral dependent when the borrower is experiencing financial difficulty and repayment of the loan is dependent on the sale or operation of the underlying collateral. Such loans are carried at fair value based on current values determined by either independent appraisals or internal evaluations, adjusted for selling costs or other amounts to be deducted when estimating expected net sales proceeds. For the fiscal

years ended March 31, 2021, March 31, 2022 and March 31, 2023, the Bank did not have collateral-dependent loans wherein the borrower is experiencing financial difficulty and the repayment of the loan is dependent on the sale of the underlying collateral.
Allowances for credit losses as of March 31, 2021 are as follows:

	Auto loans		Personal loans/ Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing loans		Other retail		Wholesale		Total

	(In millions)
Allowance for credit losses, beginning of the period	Rs.	19,219.0	Rs.	47,097.1	Rs.	32,860.3	Rs.	20,463.4	Rs.	1,700.7	Rs.	37,864.3	Rs.	39,628.4	Rs.	198,833.2
Impact of adopting ASC 326		9,880.9		38,091.1		3,947.5		325.5		1,659.5		234.3		26,874.2		81,013.0
Write-offs		(13,263.5)		(61,571.8)		(14,951.6)		(15,921.5)		(190.8)		(9,942.8)		(3,628.7)		(119,470.7)
Net allowance for credit losses ( * )		23,559.7		86,464.6		20,432.2		21,489.3		1,408.6		21,073.4		8,725.4		183,153.2
Allowance for credit losses, end of the period	Rs.	39,396.1	Rs.	110,081.0	Rs.	42,288.4	Rs.	26,356.7	Rs.	4,578.0	Rs.	49,229.2	Rs.	71,599.3	Rs.	343,528.7

Allowance for credit losses:
Individually evaluated a llowance	Rs.	34.7	Rs.	4.0	Rs.	3,540.7	Rs.	59.6	Rs.	—	Rs.	72.1	Rs.	33,222.5	Rs.	36,933.6
Collectively evaluated a llowance		39,361.4		110,077.0		38,747.7		26,297.1		4,578.0		49,157.1		38,376.8		306,595.1
Loans:
Individually evaluated l oans		49.5		4.2		3,560.8		59.7		—		92.7		42,786.8		46,553.7
Collectively evaluated l oans		964,003.7		2,042,723.0		2,004,285.1		805,270.1		702,235.5		1,306,548.3		4,172,098.5		11,997,164.2

( * )
Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs.

28,919.8
 million (US$ 395.4 million). Recoveries from retail loans is Rs.
28,605.8
 million and from wholesale loans is Rs.
314.0
 million.

Allowances for credit losses as of March 31, 2022 are as follows:

	Auto loans		Personal loans/ Credit card		Retail business banking		Commercial vehicle and construction equipment finance		Housing loans		Other retail		Wholesale		Total

	(In millions)
Allowance for credit losses, beginning of the period	Rs.	39,396.1	Rs.	110,081.0	Rs.	42,288.4	Rs.	26,356.7	Rs.	4,578.0	Rs.	49,229.2	Rs.	71,599.3	Rs.	343,528.7
Write-offs		(19,376.9)		(74,500.8)		(3,027.7)		(16,592.0)		(601.6)		(17,567.4)		(2,351.4)		(134,017.8)
Net allowance for credit losses ( * )		21,750.2		75,986.2		9,794.3		21,986.2		(1,284.2)		29,775.2		5,153.0		163,160.9
Allowance for credit losses, end of the period	Rs.	41,769.4	Rs.	111,566.4	Rs.	49,055.0	Rs.	31,750.9	Rs.	2,692.2	Rs.	61,437.0	Rs.	74,400.9	Rs.	372,671.8

Allowance for credit losses:
Individually evaluated allowance	Rs.	18.4	Rs.	6.5	Rs.	2,651.4	Rs.	65.8	Rs.	—	Rs.	92.3	Rs.	35,619.7	Rs.	38,454.1
Collectively evaluated a llowance		41,751.0		111,559.9		46,403.6		31,685.1		2,692.2		61,344.7		38,781.2		334,217.7
Loans:
Individually evaluated l oans		31.5		29.4		2,651.4		66.3		—		126.6		41,832.9		44,738.1
Collectively evaluated l oans		1,042,761.5		2,341,942.4		2,614,435.7		950,999.7		830,882.4		1,526,607.8		5,057,176.4		14,364,805.9

( * )
Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs.
36,181.4
 million. Recoveries from retail loans is Rs.
35,385.3
 million and from wholesale loans is Rs.
796.1
 million.

Allowances for credit losses as of March 31, 2023 are as follows:

	Auto loans		Personal loans/ Credit card		Retail business banking		Commercial vehicle and c onstruction equipment finance		Housing loans		Other retail		Wholesale		Total		Total

	(In millions)

Allowance for credit losses, beginning of the period	Rs.	41,769.4	Rs.	111,566.4	Rs.	49,055.0	Rs.	31,750.9	Rs.	2,692.2	Rs.	61,437.0	Rs.	74,400.9	Rs.	372,671.8	US$	4,534.3
Write-offs		(10,456.0)		(88,744.9)		(3,987.8)		(15,270.1)		(479.0)		(15,769.9)		(3,156.0)		(137,863.7)		(1,677.4)
Net allowance for credit losses ( * )		2,522.1		76,812.9		18,907.6		14,649.8		1,056.7		26,345.3		(9,938.0)		130,356.4		1,586.1
Allowance for credit losses, end of the period	Rs.	33,835.5	Rs.	99,634.4	Rs.	63,974.8	Rs.	31,130.6	Rs.	3,269.9	Rs.	72,012.4	Rs.	61,306.9	Rs.	365,164.5	US$	4,443.0

Allowance for credit losses:
Individually evaluated a llowance	Rs.	4.6	Rs.	—	Rs.	2,320.3	Rs.	15.0	Rs.	—	Rs.	92.1	Rs.	29,264.6	Rs.	31,696.6	US$	385.7
Collectively evaluated a llowance		33,830.9		99,634.4		61,654.5		31,115.6		3,269.9		71,920.3		32,042.3		333,467.9		4,057.3
Loans:														—				—
Individually evaluated l oans		16.4		0.8		2,782.0		290.8		—		92.3		33,879.5		37,061.8		450.9
Collectively evaluated l oans		1,221,081.2		2,782,827.7		3,375,843.2		1,285,597.0		1,020,901.6		1,817,147.3		5,877,632.6		17,381,030.6		211,473.8

( * )
Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs.
56,142.6
 million (US$
683.1
million). Recoveries from retail loans is Rs.
53,374.2
million and from wholesale loans is Rs.
2,768.4
 million.

The allowance for credit losses is assessed at each period end and the increase/(decrease), as the case may be
,
is recorded in the income statement under provision for credit losses net of recoveries against write-offs.
Troubled debt restructuring (“TDR”)
When the Bank grants a concession, for economic or legal reasons related to a borrower’s financial difficulties, for other than an insignificant period of time, the related loan is classified as a TDR. Such concessions could include a reduction in the interest rate below current market rates, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection. Loans, for which the terms have been modified, and for which the borrower is experiencing financial difficulties, are considered TDRs. On restructuring, those loans are re-measured to reflect the impact, if any, on projected cash flows resulting from the modified terms. The impact of the TDR modifications and defaults are factored into the allowance for credit losses on a loan-by-loan basis. Modification may have little or no impact on the allowance established for the loan if there was no forgiveness of the principal and the interest was not decreased. A charge-off may be recorded at the time of restructuring if a portion of the loan is deemed to be uncollectible. A TDR classification can be removed if the borrower’s financial condition improves such that the borrower is no longer in financial difficulty, the loan has not had any forgiveness of principal or interest, and the loan is subsequently refinanced or restructured at market terms and qualifies as a new loan. There was no TDR modification during the fiscal years ended March 31, 2022 and March 31, 2023 respectively.

Interest on loans by facility are as follows:

	Fiscal year ended March 31,
	2021		2022		2023		2023

	(In millions)
Wholesale loans	Rs.	263,190.7	Rs.	250,779.5	Rs.	363,842.1	US$	4,426.8
Retail loans		753,857.1		807,146.1		987,975.9		12,020.7

Total	Rs.	1,017,047.8	Rs.	1,057,925.6	Rs.	1,351,818.0	US$	16,447.5